10. Related-Party Balances and Transactions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 05, 2017	Oct. 28, 2016	Apr. 20, 2016	Mar. 18, 2015	Mar. 17, 2015	Nov. 17, 2008	Nov. 30, 2007
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	R$ 180,773	R$ 202,553
Receivables in current assets	54,379	39,816
Receivables in non-current assets	611,762	650,318
Disputed amounts receivable	1,021,657	937,035
Pension benefit obligations	2,543,877	2,512,080
Other liabilities, current	6,110	9,018
Other liabilities, non-current	64,180	29,749
Balance related to the first amendment with EMAE	171,860
Expenses related to personnel assigned by SABESP to other state government entities	9,853	10,393	R$ 10,481
Expenses related to personnel by other entities to SABESP	0	10	342
Payables for services rendered by São Paulo State Government entities	1,367	1,853
Non-operating assets	969	969
Net actuarial liability	388,461	753,170
Compensation to Officers	3,813	3,912	4,078
Bonus program	556	494	521
Loan agreement related party, total	50,617	52,407
Financial income	R$ 5,017	7,118	R$ 10,123
Payments of installments										R$ 133,709
Undisputed reimbursement									R$ 915,251
Reimbursement receivable related to the reservoirs									696,283
GESP Agreement, remaining balance									R$ 218,967
GESP Agreement, interest rate	0.50%
Government Agreement receivable							R$ 1,012,310
Government Agreement inflation adjustment							R$ 316,027
Preferred shares issued for installments			2,221,000
Preferred shares issued for installments, value								R$ 87,174
Government Agreement receivable, adjusted				R$ 609,109
Government Agreement inflation adjustment	R$ 316,027
CTEEP shares disposed						R$ 111,100
Use of Reservoirs annual payment					R$ 6,610
Use of Reservoirs annual payment					R$ 46,270
Use of Reservoirs annual payment	R$ 9,254
Reservoirs long-term average outflow	61.70%
Shared expenses based on terms of agreement	R$ 6,610
Present value of balance payable	46,270
Balance of the agreement with EMAE - current	15,668
Balance of the agreement with EMAE - non current	92,894
Amount disbursed, current	1,780
Amount disbursed, noncurrent	R$ 48,837
Connect to the Network Program expenditure concentration	20.00%
Connect to the Network Program	R$ 82,697	79,274
Connect to the Network Program. receivable from related parties	0	6,148
Connect to the Network Program. intangible assets	35,068	34,915
Connect to the Network Program. reimbursement	R$ 47,629	38,211
State Government
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Connect to the Network Program expenditure concentration	80.00%
Allowance for losses
SummaryOfRelatedPartyBalancesAndTransactionsLineItems [Line Items]
Accounts receivable, current	R$ 35,114	R$ 56,624